Note 6 - Risk Management - Past due but not impaired and impaired secured loans risks (I) (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Debt Securities [Member] | Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	€ 0	€ 0
Debt Securities [Member] | Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Debt Securities [Member] | Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Debt Securities [Member] | Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Debt Securities [Member] | Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Debt Securities [Member] | Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Debt Securities [Member] | Credit - Impaired Assets (Stage 3) [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Debt Securities [Member] | Credit - Impaired Assets (Stage 3) [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Debt Securities [Member] | Credit - Impaired Assets (Stage 3) [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	18	5
Debt Securities [Member] | Credit - Impaired Assets (Stage 3) [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Loans and receivables [Member] | Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	281	454
Loans and receivables [Member] | Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Loans and receivables [Member] | Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	4,414	4,191
Loans and receivables [Member] | Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	2,547	3,228
Loans and receivables [Member] | Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Loans and receivables [Member] | Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	5,143	4,261
Loans and receivables [Member] | Credit - Impaired Assets (Stage 3) [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		900
Loans and receivables [Member] | Credit - Impaired Assets (Stage 3) [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	551
Loans and receivables [Member] | Credit - Impaired Assets (Stage 3) [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	2,851	2,769
Loans and receivables [Member] | Credit - Impaired Assets (Stage 3) [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	583	407
Loans and receivables [Member] | Central Banks [Member] | Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Loans and receivables [Member] | Central Banks [Member] | Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Loans and receivables [Member] | Central Banks [Member] | Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Loans and receivables [Member] | Central Banks [Member] | Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Loans and receivables [Member] | Central Banks [Member] | Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Loans and receivables [Member] | Central Banks [Member] | Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Loans and receivables [Member] | Central Banks [Member] | Credit - Impaired Assets (Stage 3) [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Loans and receivables [Member] | Central Banks [Member] | Credit - Impaired Assets (Stage 3) [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Loans and receivables [Member] | Central Banks [Member] | Credit - Impaired Assets (Stage 3) [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Loans and receivables [Member] | Central Banks [Member] | Credit - Impaired Assets (Stage 3) [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Loans and receivables [Member] | General Government [Member] | Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	32	7
Loans and receivables [Member] | General Government [Member] | Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Loans and receivables [Member] | General Government [Member] | Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	109	95
Loans and receivables [Member] | General Government [Member] | Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1	1
Loans and receivables [Member] | General Government [Member] | Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Loans and receivables [Member] | General Government [Member] | Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	6	5
Loans and receivables [Member] | General Government [Member] | Credit - Impaired Assets (Stage 3) [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		5
Loans and receivables [Member] | General Government [Member] | Credit - Impaired Assets (Stage 3) [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Loans and receivables [Member] | General Government [Member] | Credit - Impaired Assets (Stage 3) [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	20	26
Loans and receivables [Member] | General Government [Member] | Credit - Impaired Assets (Stage 3) [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	13	5
Loans and receivables [Member] | Credit Institutions [Member] | Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	5	0
Loans and receivables [Member] | Credit Institutions [Member] | Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Loans and receivables [Member] | Credit Institutions [Member] | Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	6	3
Loans and receivables [Member] | Credit Institutions [Member] | Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Loans and receivables [Member] | Credit Institutions [Member] | Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Loans and receivables [Member] | Credit Institutions [Member] | Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Loans and receivables [Member] | Credit Institutions [Member] | Credit - Impaired Assets (Stage 3) [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Loans and receivables [Member] | Credit Institutions [Member] | Credit - Impaired Assets (Stage 3) [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Loans and receivables [Member] | Credit Institutions [Member] | Credit - Impaired Assets (Stage 3) [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Loans and receivables [Member] | Credit Institutions [Member] | Credit - Impaired Assets (Stage 3) [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Loans and receivables [Member] | Other Financial Institutions [Member] | Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	2	224
Loans and receivables [Member] | Other Financial Institutions [Member] | Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Loans and receivables [Member] | Other Financial Institutions [Member] | Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	163	117
Loans and receivables [Member] | Other Financial Institutions [Member] | Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1	0
Loans and receivables [Member] | Other Financial Institutions [Member] | Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Loans and receivables [Member] | Other Financial Institutions [Member] | Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	4	2
Loans and receivables [Member] | Other Financial Institutions [Member] | Credit - Impaired Assets (Stage 3) [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		0
Loans and receivables [Member] | Other Financial Institutions [Member] | Credit - Impaired Assets (Stage 3) [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Loans and receivables [Member] | Other Financial Institutions [Member] | Credit - Impaired Assets (Stage 3) [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	6	5
Loans and receivables [Member] | Other Financial Institutions [Member] | Credit - Impaired Assets (Stage 3) [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Loans and receivables [Member] | Corporate Entities [Member] | Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	170	158
Loans and receivables [Member] | Corporate Entities [Member] | Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Loans and receivables [Member] | Corporate Entities [Member] | Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1,153	1,140
Loans and receivables [Member] | Corporate Entities [Member] | Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	918	1,180
Loans and receivables [Member] | Corporate Entities [Member] | Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Loans and receivables [Member] | Corporate Entities [Member] | Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1,711	1,282
Loans and receivables [Member] | Corporate Entities [Member] | Credit - Impaired Assets (Stage 3) [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		276
Loans and receivables [Member] | Corporate Entities [Member] | Credit - Impaired Assets (Stage 3) [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	187
Loans and receivables [Member] | Corporate Entities [Member] | Credit - Impaired Assets (Stage 3) [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1,410	1,333
Loans and receivables [Member] | Corporate Entities [Member] | Credit - Impaired Assets (Stage 3) [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	158	149
Loans and receivables [Member] | Households [Member] | Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	71	64
Loans and receivables [Member] | Households [Member] | Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Loans and receivables [Member] | Households [Member] | Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	2,982	2,835
Loans and receivables [Member] | Households [Member] | Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1,628	2,047
Loans and receivables [Member] | Households [Member] | Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0
Loans and receivables [Member] | Households [Member] | Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	3,423	2,971
Loans and receivables [Member] | Households [Member] | Credit - Impaired Assets (Stage 3) [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets		618
Loans and receivables [Member] | Households [Member] | Credit - Impaired Assets (Stage 3) [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	363
Loans and receivables [Member] | Households [Member] | Credit - Impaired Assets (Stage 3) [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1,416	1,404
Loans and receivables [Member] | Households [Member] | Credit - Impaired Assets (Stage 3) [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	412	€ 254
Total | Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Total | Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Total | Assets Without Significant Increase In Credit Risk since initial recognition (stage 1) [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Total | Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Total | Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Total | Assets Significantly Increased In Credit Risk since initial recognition but not credit-impaired (Stage 2) [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Total | Credit - Impaired Assets (Stage 3) [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Total | Credit - Impaired Assets (Stage 3) [Member] | Later Than Three Months [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0
Total | Credit - Impaired Assets (Stage 3) [Member] | Other [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	€ 0